Document and Entity Information	Feb. 14, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 14, 2023
Entity Registrant Name	TRITON INTERNATIONAL LIMITED
Entity Incorporation, State or Country Code	D0
Entity File Number	001-37827
Entity Tax Identification Number	98-1276572
Entity Address, Address Line One	Victoria Place
Entity Address, Address Line Two	5th Floor, 31 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 10
Entity Address, Country	BM
City Area Code	441
Local Phone Number	294-8033
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001660734
Amendment Flag	false
New York Stock Exchange | Common shares, $0.01 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common shares, $0.01 par value per share
Trading Symbol	TRTN
Security Exchange Name	NYSE
New York Stock Exchange | 8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRA
Security Exchange Name	NYSE
New York Stock Exchange | 8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRB
Security Exchange Name	NYSE
New York Stock Exchange | 7.375% Series C Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	7.375% Series C Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRC
Security Exchange Name	NYSE
New York Stock Exchange | 6.875% Series D Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	6.875% Series D Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRD
Security Exchange Name	NYSE
New York Stock Exchange | Series E Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	5.75% Series E Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRE
Security Exchange Name	NYSE